Partnership Equity and Distributions (Details) $ / shares in Units, $ in Millions				2 Months Ended	6 Months Ended	12 Months Ended
	Jul. 15, 2015 $ / shares	Apr. 15, 2015 $ / shares	Feb. 02, 2015 USD ($) $ / shares	Dec. 31, 2014 $ / item	Jun. 30, 2015 $ / shares $ / item	Dec. 31, 2014 $ / item
Partnership equity and distributions
Minimum quarterly cash distribution (per unit)				0.1700		0.17
Annual cash distribution (per unit)					0.68	0.68
Pro rata cash distribution to the holders of common and subordinate units						0.1955
Distribution Made to Limited Partner, Distributions Declared, Per Unit | $ / shares	$ 0.19	$ 0.18	$ 0.0943		$ 0.19
Total Distribution | $			$ 14
Above $0.1955 up to $0.2125
Partnership equity and distributions
Unitholders marginal percentage interest in distribution					85.00%	85.00%
General Partners marginal percentage interest in distribution					15.00%	15.00%
Above $0.2125 up to $0.2550
Partnership equity and distributions
Unitholders marginal percentage interest in distribution					75.00%	75.00%
General Partners marginal percentage interest in distribution					25.00%	25.00%
Above $0.2550
Partnership equity and distributions
Pro rata cash distribution to the holders of common and subordinate units					0.2550	0.2550
Unitholders marginal percentage interest in distribution					50.00%	50.00%
General Partners marginal percentage interest in distribution					50.00%	50.00%
Minimum
Partnership equity and distributions
Minimum quarterly cash distribution (per unit)					0.17
Minimum | Above $0.1955 up to $0.2125
Partnership equity and distributions
Pro rata cash distribution to the holders of common and subordinate units					0.1955	0.1955
Minimum | Above $0.2125 up to $0.2550
Partnership equity and distributions
Pro rata cash distribution to the holders of common and subordinate units					0.2125	0.2125
Maximum | Above $0.1955 up to $0.2125
Partnership equity and distributions
Pro rata cash distribution to the holders of common and subordinate units					0.2125	0.2125
Maximum | Above $0.2125 up to $0.2550
Partnership equity and distributions
Pro rata cash distribution to the holders of common and subordinate units					0.2550	0.2550